SCHEDULE OF SHARE-BASED COMPENSATION EXPENSE RELATING TO PERFORMANCE INCENTIVE GRANTS (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	£ 229,547	£ 333,606
Share Back Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	84,020	333,117
Employee Share Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	133,679	489
Director Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense
Performance Incentive Grants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	£ 11,848